FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               5/13/04
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        1*
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   21
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $ 681,075  (thousands)
--------------------------------------------------------------------------------


List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No. 1*
--------------------------------------------------------------------------------

          Form 13F File Number:  28-6286
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                 March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                      Column 2         Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALLSTREAM INC                    CL A VTG SHS       02004C105  $  2,053      36,522  SH        SOLE      N/A         36,522
ALLSTREAM INC                    CL B LT VTG SH     02004C204  $113,459   2,018,835  SH        SOLE      N/A      2,018,835
ANCHOR GLASS CONTAINER CP NE     COMMON STOCK       03304B300  $140,926  14,679,755  SH        SOLE      N/A     14,679,755
APARTMENT INVESTMENT             CL A COMMON STOCK  03748R101  $ 13,253     427,525  SH        SOLE      N/A        427,525
   & MANAGEMENT CO
AT&T WIRELESS SERVICES INC       COMMON STOCK       00209A106  $  2,042     150,000  SH        SOLE      N/A        150,000
BIOSPHERE MEDICAL INC            COMMON STOCK       09066V103  $  7,407   1,559,268  SH        SOLE      N/A      1,559,268
CALIFORNIA COASTAL               COMMON STOCK       129915203  $  1,472      86,609  SH        SOLE      N/A         86,609
   COMMUNITIES INC
CLEAN HARBORS INC                COMMON STOCK       184496107  $  8,497   1,043,900  SH        SOLE      N/A      1,043,900
CONSECO INC                      COMMON STOCK       208464883  $ 67,462   2,912,853  SH        SOLE      N/A      2,912,853
CONSECO INC                        WARRANTS         208464123  $    739     108,891  SH        SOLE      N/A        108,891
HEALTHAXIS, INC                  COMMON STOCK       42219D308  $     35      11,750  SH        SOLE      N/A         11,750
KINDRED HEALTHCARE INC           COMMON STOCK       494580103  $ 51,558   1,025,001  SH        SOLE      N/A      1,025,001
KOMAG INC                        COMMON STOCK       500453204  $123,716   6,426,801  SH        SOLE      N/A      6,426,801
MILLICOM INTERNATIONAL                SHS           L6388F110  $  1,098      49,040  SH        SOLE      N/A         49,040
   CELLULAR SA
SEPRACOR INC                     COMMON STOCK       817315104  $ 72,150   1,500,000  SH        SOLE      N/A      1,500,000
SPEEDUS CORP                     COMMON STOCK       847723103  $     25      21,548  SH        SOLE      N/A         21,548
SPRINT CORP                      PCS COM SER 1      852061506  $  1,380     150,000  SH        SOLE      N/A        150,000
SUN HEALTHCARE GROUP INC         COMMON STOCK       866933401  $  7,904     787,401  SH        SOLE      N/A        787,401
SUPERCONDUCTOR TECHNOLOGIES INC  COMMON STOCK       867931107  $    563     101,280  SH        SOLE      N/A        101,280
TRANS WORLD ENTERTAINMENT CORP   COMMON STOCK       89336Q100  $ 63,637   6,698,581  SH        SOLE      N/A      6,698,581
VITRAN CORP                      COMMON STOCK       92850E107  $  1,699     117,200  SH        SOLE      N/A        117,200